17. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Related Party Transactions

	Year ended December 31,
	2019	2018	2017
	$	$	$
Consulting fees	218,936	-	-
Professional fees	89,000	37,440	-
Management fees	175,000	150,000	60,010
Salaries and benefits	-	-	132,613
Share-based compensation	41,383	289,008	280,864
	524,319	476,448	473,487